Business combinations - Pro-Forma Information (Details) - GBP (£) £ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Revenue	£ 1,703
Profit/ (loss)	£ (371)
Revenue of combined entity as if combination occurred at beginning of period								£ 29,030
Profit (loss) of combined entity as if combination occurred at beginning of period								(3,273)
DEK Corporation Pty Ltd | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs								895
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Revenue		£ 2,019
Profit/ (loss)		£ 297
Revenue of combined entity as if combination occurred at beginning of period								10,086
Profit (loss) of combined entity as if combination occurred at beginning of period								(127)
Mudbath & Co Pty Ltd | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs								277
Lexicon
Disclosure of detailed information about business combination [line items]
Revenue						£ 11,867
Profit/ (loss)						£ 605
Revenue of combined entity as if combination occurred at beginning of period								16,269
Profit (loss) of combined entity as if combination occurred at beginning of period								1,061
Lexicon | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs								£ 770
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Revenue					£ 1,790
Profit/ (loss)					£ (112)
Revenue of combined entity as if combination occurred at beginning of period									£ 4,391
Profit (loss) of combined entity as if combination occurred at beginning of period									227
Acquisition related costs									379
Business Agility Consulting BAC | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs									£ 292
Levvel LLC
Disclosure of detailed information about business combination [line items]
Revenue			£ 11,639
Profit/ (loss)			£ 1,192
Revenue of combined entity as if combination occurred at beginning of period										£ 39,467
Profit (loss) of combined entity as if combination occurred at beginning of period										4,715
Levvel LLC | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs										1,074
Endava d.o.o
Disclosure of detailed information about business combination [line items]
Revenue				£ 4,827
Profit/ (loss)				£ 171
Revenue of combined entity as if combination occurred at beginning of period										13,419
Profit (loss) of combined entity as if combination occurred at beginning of period										1,910
Endava d.o.o | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs										716
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Revenue							£ 27,227
Profit/ (loss)							£ 2,128
Revenue of combined entity as if combination occurred at beginning of period										30,852
Profit (loss) of combined entity as if combination occurred at beginning of period										2,507
Comtrade CDS | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs										£ 1,550